High Yield Bond Core Fund
Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.3%
	Aerospace/Defense—1.8%
$ 2,325,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 2,335,144
4,250,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,299,049
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,851,367
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,617,740
1,100,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,077,497
2,600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,604,290
	TOTAL	16,785,087
	Airlines—0.2%
2,231,250	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	2,217,449
	Automotive—5.9%
450,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	460,224
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,707,399
375,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	396,014
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,344,124
4,050,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,603,964
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,569,291
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,306,414
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,898,932
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,618,489
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,147,505
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,439,888
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	399,789
3,550,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,570,938
1,325,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,371,217
8,025,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,052,185
3,925,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,443,816
3,575,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	3,483,564
1,850,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,920,625
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	632,782
	TOTAL	54,367,160
	Banking—0.2%
1,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,862,360
	Building Materials—4.6%
3,100,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,789,610
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	304,527
475,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	482,409
1,175,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,208,099
525,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	470,607
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,547,773
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,372,982
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,978,741
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,814,783
400,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	401,617
1,950,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,796,568
4,175,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	4,269,301

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 3,250,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 3,317,668
2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,225,619
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,146,194
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,325,097
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,510,679
1,900,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,899,805
	TOTAL	41,862,079
	Cable Satellite—7.2%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,266,333
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,412,748
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	3,146,508
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,265,846
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,258,008
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,427,152
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,537,074
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	572,056
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,404,914
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,054,749
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,720,192
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,693,846
3,025,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,538,543
2,275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,152,532
4,350,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,306,232
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	381,670
725,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	686,329
2,000,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	964,574
1,275,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	854,725
5,100,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,131,409
925,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	945,268
3,000,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,755,128
4,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,484,012
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,383,811
525,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	505,440
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	953,165
5,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,282,855
5,525,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,936,299
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	613,918
950,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	819,982
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	855,928
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	847,602
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,092,433
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,349,841
5,350,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,276,472
	TOTAL	65,877,594
	Chemicals—2.5%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,202,382
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	682,493
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,089,563
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,574,318
4,700,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	4,119,724

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 1,350,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	$ 1,333,413
1,675,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,786,332
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,200,153
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	760,139
1,575,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,411,089
	TOTAL	23,159,606
	Construction Machinery—0.8%
2,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,314,688
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	546,263
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,071,346
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	831,374
1,225,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,098,806
1,100,000	United Rentals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,102,742
	TOTAL	6,965,219
	Consumer Cyclical Services—3.6%
165,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	165,030
1,200,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	1,216,856
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,858,603
3,250,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,263,436
3,000,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,919,923
3,500,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,233,604
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,154,610
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,161,678
2,453,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,469,401
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,079,898
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,339,794
1,775,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,580,439
1,700,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,630,474
	TOTAL	33,073,746
	Consumer Products—1.6%
325,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	337,071
6,500,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,352,613
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,331,819
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	293,463
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,732,274
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	996,679
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	647,048
	TOTAL	14,690,967
	Diversified Manufacturing—1.9%
5,750,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	5,812,347
6,825,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	6,813,993
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	885,090
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,042,874
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,963,066
	TOTAL	17,517,370
	Finance Companies—2.8%
4,225,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	4,426,017
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	228,727
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	229,182
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	839,670

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 575,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	$ 551,283
4,450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	4,148,296
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	579,789
600,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	540,306
5,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,578,810
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,929,361
3,025,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	3,000,483
3,500,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	3,313,621
1,275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,240,789
	TOTAL	25,606,334
	Food & Beverage—1.6%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,732,765
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,293,468
1,275,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,252,683
1,125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,134,605
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,426,608
2,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,966,582
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,324,008
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,805,863
375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	384,340
	TOTAL	14,320,922
	Gaming—5.0%
2,475,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,314,936
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	989,341
1,675,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,540,803
500,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	513,555
1,975,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	1,993,626
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,692,379
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	761,235
2,750,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	2,768,799
775,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	794,232
250,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	260,161
2,200,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	2,194,530
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,131,574
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,309,206
2,300,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,370,765
3,875,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	3,335,117
2,400,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	2,310,348
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,676,483
2,775,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	2,850,597
975,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	985,646
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,228,833
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	630,983
1,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,502,924
2,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	2,096,930
	TOTAL	46,253,003
	Health Care—4.4%
2,400,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,195,882
2,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,940,374
1,500,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,423,139

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 1,350,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	$ 974,678
3,300,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	2,473,786
1,575,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	1,451,300
650,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	568,616
1,062,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	1,060,674
1,350,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,104,222
2,100,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,829,642
400,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	431,299
1,125,000		IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,101,677
650,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	664,147
2,250,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	1,856,453
1,350,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,357,732
1,000,000		Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	910,861
9,325,000		Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,820,830
1,125,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,046,756
1,550,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,517,268
2,500,000		Tenet Healthcare Corp., 144A, Term Loan - 2nd Lien, 6.250%, 2/1/2027	2,500,958
1,800,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,835,064
3,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,241,066
		TOTAL	40,306,424
		Health Insurance—0.2%
1,950,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,852,684
		Independent Energy—3.7%
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	961,260
250,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	250,798
1,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,953,312
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	820,674
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	1,061,903
1,850,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	1,962,119
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 4/1/2024	71,438
575,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	617,816
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	374,959
2,175,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,292,367
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,911,355
3,150,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	3,144,502
1,250,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,253,079
1,550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,556,037
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	527,527
3,225,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,228,228
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	571,540
2,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,394,020
1,600,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,498,745
1,200,000		Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	1,242,229
2,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,738,830
2,325,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,418,651
		TOTAL	33,851,389
		Industrial - Other—1.5%
900,000		Artera Services LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	923,376
2,450,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	2,474,081
6,050,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,541,164

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$ 3,500,000		Redwood Star Merger Sub., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	$ 3,538,024
1,275,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	1,251,420
		TOTAL	13,728,065
		Insurance - P&C—7.5%
2,950,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	2,981,783
1,450,000		AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	1,458,733
3,625,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,387,029
975,000		Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	971,593
7,250,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	7,165,954
4,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,012,006
2,275,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	2,237,793
7,225,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,694,103
325,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	326,308
4,075,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	4,190,759
8,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,626,135
3,700,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,727,228
2,125,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,216,917
2,300,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	2,432,675
550,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	579,899
400,000		NFP Corp., Sec. Fac. Bond, 144A, 8.500%, 10/1/2031	440,547
8,500,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	8,615,073
3,225,000		Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	3,281,470
1,550,000		Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,450,610
5,350,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	5,366,542
		TOTAL	69,163,157
		Leisure—1.7%
425,000		Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	443,613
850,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	900,014
1,750,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,728,669
1,100,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,143,116
950,000		NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	938,967
450,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	434,569
900,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	887,888
825,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	818,260
1,050,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,059,025
3,875,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	3,652,378
3,175,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	3,219,637
		TOTAL	15,226,136
		Lodging—0.8%
1,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	861,972
2,325,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,323,276
775,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	778,100
1,550,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,598,235
1,725,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,605,090
		TOTAL	7,166,673
		Media Entertainment—4.3%
5,275,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	184,625
425,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	229,940
1,300,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	853,677
1,075,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,000,665

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 2,375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	$ 2,314,462
1,275,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	896,694
5,461,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,055,371
7,550,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,862,437
1,375,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,254,178
2,875,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,760,014
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	314,473
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	453,429
1,450,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,301,418
625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	601,994
2,400,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	2,116,087
450,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	277,251
725,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	607,249
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	528,656
3,775,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,721,454
2,325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,086,291
4,100,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,720,515
2,750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,721,582
1,825,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,860,443
2,225,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,889,876
	TOTAL	39,612,781
	Metals & Mining—0.8%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	751,065
2,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	2,158,940
1,575,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,597,759
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,853,337
	TOTAL	7,361,101
	Midstream—5.7%
2,150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	2,152,268
1,650,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,648,364
3,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,384,375
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,044,498
1,250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	1,256,495
3,025,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,090,512
2,600,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,477,090
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,921,676
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,605,796
3,100,000	Energy Transfer LP, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	3,222,785
1,900,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,875,348
775,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	777,873
2,325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,182,157
1,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	1,159,349
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,650,552
950,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	974,857
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	347,706
1,750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,694,815
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,676,695
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,630,820
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,316,084
2,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	1,824,867

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	$ 2,022,171
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,493,919
1,450,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,375,310
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	459,378
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,840,852
1,425,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	1,251,244
	TOTAL	52,357,856
	Oil Field Services—2.3%
4,250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,207,765
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,107,749
975,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	993,772
1,500,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,491,718
900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	845,012
150,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	156,074
375,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	374,613
200,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	199,814
2,351,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,355,004
1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,905,708
3,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,140,581
3,766,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	3,764,833
	TOTAL	21,542,643
	Packaging—4.4%
4,408,496	ARD Finance S.A., Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	1,479,879
3,175,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,562,658
6,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	4,370,194
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,577,413
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	821,859
1,200,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,176,881
1,525,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	1,554,739
2,275,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	2,259,450
8,425,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	8,286,697
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,096,711
2,147,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,149,984
1,850,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,886,541
1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,303,809
1,200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,249,123
6,625,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	6,550,245
	TOTAL	40,326,183
	Paper—0.3%
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,588,583
	Pharmaceuticals—1.2%
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	606,961
1,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	610,568
4,825,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,068,227
550,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	238,612
5,050,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,184,533
1,500,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	1,398,477
2,425,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,157,856
	TOTAL	11,265,234

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—1.2%
$ 9,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	$ 8,538,236
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,316,384
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,352,530
	TOTAL	11,207,150
	Retailers—1.4%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,538,611
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,339,583
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,473,537
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,293,521
900,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	762,233
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	965,840
3,475,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	3,638,228
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	819,958
	TOTAL	12,831,511
	Supermarkets—0.5%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,009,974
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	272,453
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,264,441
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	407,327
	TOTAL	4,954,195
	Technology—11.4%
1,000,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	1,005,824
2,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	2,630,838
2,175,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,259,090
1,925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,142,964
1,250,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	1,296,876
3,575,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	3,653,477
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,140,388
2,950,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	2,832,213
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,818,703
2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,974,159
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,670,390
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,603,518
875,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	839,528
3,400,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	3,363,015
300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	282,216
1,026,795	Goto Group, Inc., 144A, 5.500%, 5/1/2028	892,028
1,417,955	Goto Group, Inc., 144A, 5.500%, 5/1/2028	958,921
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,695,550
2,325,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	2,088,524
3,950,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,029,599
8,325,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	7,643,528
8,425,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,714,382
2,025,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	2,168,034
900,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	839,936
2,725,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	2,530,457
1,300,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,177,480
1,300,000	Open Text Corp., 144A, 6.900%, 12/1/2027	1,345,227
2,775,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,572,017
4,025,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,822,911

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 5,400,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	$ 4,631,627
1,825,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,748,940
2,941,000		Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	3,353,969
100,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	107,550
825,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	892,393
1,525,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,493,480
4,550,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	4,452,642
1,950,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,756,899
2,825,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,564,902
2,900,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	2,956,425
1,500,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,288,494
1,500,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,322,490
		TOTAL	104,561,604
		Transportation Services—0.6%
1,825,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,822,807
3,275,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,240,458
		TOTAL	5,063,265
		Utility - Electric—2.7%
400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	350,675
2,800,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,571,317
3,000,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,881,765
2,499,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	1,089,102
2,500,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,560,832
1,081,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,082,496
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	822,627
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	863,968
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	160,405
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,857,846
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,287,592
1,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,586,669
3,475,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,423,997
400,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	394,178
2,300,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,410,423
		TOTAL	24,343,892
		TOTAL CORPORATE BONDS (IDENTIFIED COST $956,934,000)	883,869,422
		COMMON STOCKS—0.1%
		Media Entertainment—0.0%
67,010	[2]	iHeartMedia, Inc.	140,051
		Oil Field Services—0.1%
19,979	[2]	Superior Energy Services, Inc.	1,283,651
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,944,649)	1,423,702
		INVESTMENT COMPANY—3.0%
27,680,847		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.37%[3] (IDENTIFIED COST $27,694,322)	27,683,615
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $986,572,971)	912,976,739
		OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	5,063,153
		TOTAL NET ASSETS—100%	$918,039,892

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2023	$32,017,578
Purchases at Cost	$91,044,531
Proceeds from Sales	$(95,360,837)
Change in Unrealized Appreciation/Depreciation	$(15,002)
Net Realized Gain/(Loss)	$(2,655)
Value as of 3/31/2024	$27,683,615
Shares Held as of 3/31/2024	27,680,847
Dividend Income	$512,549

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Advisers.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$883,869,422	$—	$883,869,422
Equity Securities:
Common Stocks
Domestic	140,051	1,283,651	—	1,423,702
Investment Company	27,683,615	—	—	27,683,615
TOTAL SECURITIES	$27,823,666	$885,153,073	$—	$912,976,739

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note